Income Tax - Reconciliations of Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net income before income tax expense	$ 262,434	$ 100,804	$ 172,081
Net income not subject to taxes	(217,184)	(135,010)	(167,667)
Net income (loss) income subject to taxes	45,250	(34,206)	4,414
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(7,555)	8,888	(1,821)
Adjustments to valuation allowance and uncertain tax positions	(24,629)	(5,569)	(6,767)
Permanent and currency differences	25,065	(7,186)	4,592
Change in tax rates	233	375	(3,481)
Tax expense related to the current year	$ (6,886)	$ (3,492)	$ (7,477)